CREDIT FACILITY WITH A BANK (Details) - USD ($) $ in Millions		9 Months Ended
	Aug. 11, 2020	Sep. 30, 2020
Credit facility
CREDIT FACILITY WITH A BANK
Available credit facility	$ 20.0
Credit facility | Total amount drawn for draws of up to $10 million
CREDIT FACILITY WITH A BANK
Percentage of line of credit facility average outstanding	30.00%
Credit facility | Draws exceeding $10 million
CREDIT FACILITY WITH A BANK
Percentage of line of credit facility average outstanding	40.00%
Loan
CREDIT FACILITY WITH A BANK
Available credit facility	$ 13.0
Loan | First $10 million
CREDIT FACILITY WITH A BANK
Interest rate basis	5.3%
Loan | Remaining $3 million
CREDIT FACILITY WITH A BANK
Interest rate basis	6.8%
Long-term loan
CREDIT FACILITY WITH A BANK
Term of loan	3 years
Short-term loan
CREDIT FACILITY WITH A BANK
Term of loan	90 days
Revolving Credit Line
CREDIT FACILITY WITH A BANK
Available credit facility	$ 7.0
Term of loan	90 days
Ratio between the balance of accounts receivable and the amount drawn	125
Line of credit facility amount outstanding		$ 5.0
Revolving Credit Line | LIBOR
CREDIT FACILITY WITH A BANK
Adjustment to interest rate basis	4.00%